Stockholders' Equity (Details 5) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Balance (in shares)	1,847	1,902	3,255
Options Granted (in shares)	0	0	0
Options Exercised (in shares)	0	0	0
Options Forfeited/Cancelled (in shares)	(1,177)	(53)	(1,353)
Options Balance, outstanding (in shares)	670	1,847	1,902	3,255
Options exercisable, (in shares)	670	1,847
Outstanding options held by related parties	0	1,847	1,177
Exercisable options held by related parties	0	1,847	1,177
Weighted Average Exercise Price Balance (in dollars per share)	$ 425.00	$ 425.00	$ 425.00
Weighted Average Exercise Price Granted (in dollars per share)			$ 0
Weighted Average Exercise Price Exercised (in dollars per share)			$ 0
Weighted Average Exercise Price Forfeited/Cancelled (in dollars per share)	$ 425.00	$ 425.00	$ 425.00
Weighted Average Exercise Price Balance, outstanding (in dollars per share)	$ 425.00	$ 425.00	$ 425.00	$ 425.00
Weighted Average Exercise Price exercisable (in dollars per share)	$ 425.00	$ 425.00
Weighted Average Remaining Contractual Life, Balance	1 year 9 months	2 years 3 months	3 years 3 months	4 years 3 months
Weighted Average Remaining Contractual Life exercisable (years)	1 year 9 months
Aggregate Intrinsic Value, Balance, Outstanding	$ 0		$ 0
Aggregate Intrinsic Value exercisable	0	0
Aggregate Intrinsic Value, Balance	$ 0	$ 0		$ 0